Description of business and basis of preparation of the consolidated financial statements - IFRS 15 - Impact on consolidated income statement (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Revenues	€ 41,381	€ 40,859	€ 40,708
Purchases and other expenses	(18,563)	(18,381)	(18,186)
Other operating income and expense		(17,700)	(18,605)
Operating income	4,829	4,778	3,917
Finance costs, net	(1,362)	(1,715)	(2,097)
Income tax	(1,309)	(1,052)	(951)
Consolidated net income of continuing operations	2,158	2,011	869
Consolidated net income of discontinued operations (EE)	0	29	2,253
Consolidated net income	2,158	2,040	3,122
Net income attributable to owners of the parent company	1,954	1,843	2,813
Non-controlling interests	€ 204	€ 197	€ 309
Earnings per share [abstract]
Net income of continuing operations - basic (in euros per share)	€ 0.63	€ 0.58	€ 0.10
Net income of continuing operations - diluted (in euros per share)	0.62	0.58	0.10
Net income of discontinued operations - basic (in euros per share)	0.00	0.01	0.85
Net income of discontinued operations - diluted (in euros per share)	0.00	0.01	0.85
Net income - basic (in euros per share)	0.63	0.59	0.95
Net income - diluted (in euros per share)	€ 0.62	€ 0.59	€ 0.95
Previously stated [member]
Profit (loss) [abstract]
Revenues		€ 41,096	€ 40,918
Purchases and other expenses		(18,475)	(18,281)
Other operating income and expense		(17,704)	(18,560)
Operating income		4,917	4,077
Finance costs, net		(1,715)	(2,097)
Income tax		(1,088)	(970)
Consolidated net income of continuing operations		2,114	1,010
Consolidated net income of discontinued operations (EE)		29	2,253
Consolidated net income		2,143	3,263
Net income attributable to owners of the parent company		1,906	2,935
Non-controlling interests		€ 237	€ 328
Earnings per share [abstract]
Net income of continuing operations - basic (in euros per share)		€ 0.61	€ 0.15
Net income of continuing operations - diluted (in euros per share)		0.61	0.15
Net income of discontinued operations - basic (in euros per share)		0.01	0.85
Net income of discontinued operations - diluted (in euros per share)		0.01	0.85
Net income - basic (in euros per share)		0.62	1.00
Net income - diluted (in euros per share)		€ 0.62	€ 1.00
Increase (decrease) due to application of IFRS 15 [member]
Profit (loss) [abstract]
Revenues		€ (237)	€ (210)
Increase / decrease linked to the timing difference of the services revenue recognition		(1,071)	(1,180)
Increase / decrease linked to the timing difference of the equipment sales revenue recognition		958	1,080
Other		(124)	(110)
Purchases and other expenses		94	95
Increase (decrease) linked to the capitalization of the costs of obtaining a contract		(28)	(17)
Other impacts		122	112
Other operating income and expense		4	(45)
Operating income		(139)	(160)
Income tax		36	19
Consolidated net income of continuing operations		(103)	(141)
Consolidated net income		(103)	(141)
Net income attributable to owners of the parent company		(63)	(122)
Non-controlling interests		€ (40)	€ (19)
Earnings per share [abstract]
Net income of continuing operations - basic (in euros per share)		€ (0.03)	€ (0.05)
Net income of continuing operations - diluted (in euros per share)		(0.03)	(0.05)
Net income - basic (in euros per share)		(0.03)	(0.05)
Net income - diluted (in euros per share)		€ (0.03)	€ (0.05)